OPERATING SEGMENTS - Summary of operating segments of assets and liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets		R$ 42,998,613	R$ 42,182,777	R$ 11,754,455
Total assets		60,448,490	60,917,597	21,184,512
Current liabilities		13,693,877	16,159,586	7,518,423
Non-current liabilities		18,187,888	17,370,903	10,303,744
Natura &Co Latam [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets		18,060,879	20,228,016	4,574,087
Total assets		29,580,551	30,706,123	9,328,858
Current liabilities		7,462,550	9,349,461	3,116,454
Non-current liabilities		8,794,843	9,060,600	8,235,678
Avon International [member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	[1]	14,286,498	12,486,733
Total assets	[1]	17,512,750	16,036,743
Current liabilities	[1]	2,783,907	3,467,099
Non-current liabilities	[1]	5,100,109	5,625,774
The Body Shop [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	[1]	8,166,363	7,821,884	6,146,960
Total assets	[1]	10,813,064	10,474,191	7,369,250
Current liabilities	[1]	1,690,622	2,291,459	1,065,447
Non-current liabilities	[1]	2,485,200	1,812,991	1,477,149
Aesop International [member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	[1]	1,520,514	1,395,628	1,033,408
Total assets	[1]	2,542,125	2,148,869	1,435,830
Current liabilities	[1]	610,451	488,662	255,616
Non-current liabilities	[1]	648,695	618,531	590,917
Corporate expenses [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets		964,359	250,516
Total assets			1,551,671	3,050,574
Current liabilities		1,146,347	562,905	3,080,906
Non-current liabilities		R$ 1,159,041	R$ 253,007

[1]	The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment.